Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	December 31, 2021	December 31, 2020
ASSETS
Cash and cash equivalents	$7,117,728	$6,717,940
Accounts receivable	9,218,883	10,321,837
Due from Zhongchao Inc.*	-	108,518
Other current assets	2,029,794	2,167,706
Investment in a limited partnership and an equity investee	1,993,285	1,258,787
Property and equipment, net	3,168,441	1,997,761
Other noncurrent assets	2,644,972	1,491,321
Total Assets	$26,173,103	$24,063,870

LIABILITIES
Advances from customers	$7,432	$6,760
Income tax payable	2,478,273	1,523,174
Operating lease liabilities	201,559	62,160
Due to Zhongchao Inc.*	599,347	748,630
Other current liabilities	1,011,371	1,389,860
Total Liabilities	$4,297,982	$3,730,584

	For the years ended December 31,
	2021	2020	2019
Revenues	$16,096,769	$17,989,788	$14,882,763
Income from Operations	$418,235	$4,525,855	$3,642,265
Net Income	$838,838	$4,484,029	$4,000,620